CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues:
Total Revenues	$ 483,075	¥ 3,315,449	¥ 1,951,372	¥ 824,501
Cost of revenues	(165,957)	(1,138,995)	(747,788)	(533,371)
Gross profit	317,118	2,176,454	1,203,584	291,130
Operating expenses:
Sales and marketing	(391,502)	(2,686,956)	(2,203,139)	(793,521)
Research and development	(47,999)	(329,430)	(226,010)	(167,791)
General and administrative	(251,204)	(1,724,060)	(599,905)	(583,697)
Loss from operations	(373,868)	(2,565,923)	(1,823,186)	(1,251,896)
Total operating expenses	(690,986)	(4,742,377)	(3,026,770)	(1,543,026)
Share of loss of subsidiaries and VIEs	383	2,631	3,597	(9,637)
Interest income/(expense), net	(17,550)	(120,453)	(30,183)	677
Foreign exchange gain	(1,199)	(8,232)	477	1,918
Changing fair value of derivative liabilities	172,673	1,185,090	(885,821)	(116,056)
Loss before income tax expense	(222,394)	(1,526,331)	(2,750,825)	(1,381,484)
Net loss attributable to UXIN LIMITED	(221,838)	(1,522,514)	(2,722,596)	(1,357,745)
Accretion on redeemable preferred shares	(46,473)	(318,951)	(555,824)	(421,346)
Deemed contribution from preferred shareholders				3,428
Deemed dividend to preferred shareholders	(79,376)	(544,773)	(587,564)
Deemed dividend from preferred Shareholders			92,779
Net loss attributable to ordinary shareholders	(347,687)	(2,386,238)	(3,773,205)	(1,775,663)
Net loss	(221,838)	(1,522,514)	(2,722,596)	(1,357,745)
Other comprehensive (loss)/income
Foreign currency translation	702	4,818	43,406	(3,252)
Total comprehensive loss attributable to UXIN LIMITED	$ (220,176)	(1,511,108)	(2,676,531)	(1,364,740)
Parent Company | Reportable Legal Entities
Revenues:
Total Revenues		4,497
Cost of revenues		(147)
Gross profit		4,350
Operating expenses:
Sales and marketing		(34,591)
Research and development		(17,376)
General and administrative		(1,019,055)	(171,172)	(268,084)
Loss from operations		(1,066,672)
Total operating expenses		(1,071,022)	(171,172)	(268,084)
Share of loss of subsidiaries and VIEs		(1,641,754)	(1,703,491)	(994,542)
Interest income/(expense), net		(25,262)	17,849	7,155
Other (expense)/income, net		(4,213)	14	16
Foreign exchange gain		2,951	3,849	1,230
Changing fair value of derivative liabilities		1,204,010	(869,617)	(103,488)
Net loss attributable to UXIN LIMITED		(1,522,514)	(2,722,596)	(1,357,745)
Accretion on redeemable preferred shares		(318,951)	(555,824)	(421,346)
Deemed contribution from preferred shareholders				3,428
Deemed dividend to preferred shareholders		(544,773)	(587,564)
Deemed dividend from preferred Shareholders			92,779
Net loss attributable to ordinary shareholders		(2,386,238)	(3,773,205)	(1,775,663)
Net loss		(1,522,514)	(2,722,596)	(1,357,745)
Other comprehensive (loss)/income
Foreign currency translation		11,406	46,065	(6,995)
Total comprehensive loss attributable to UXIN LIMITED		¥ (1,511,108)	¥ (2,676,531)	¥ (1,364,740)